Taxation - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Income taxes refund			$ 7
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		$ 6	7
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		22	19
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		74	74
Loss contingency, reduction of damages sought		50	48
Ghana Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		14	14
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		8	8
Legal proceedings provision	$ 2	2	2
Mali Tax Authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		4	4
Tanzania Revenue Authority | Provision for income tax
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought		312	291
Loss contingency, increase in damages sought	$ 21
Loss contingency, damages paid under protest		$ 25	$ 25